SHARE-BASED COMPENSATION - Restricted share units (Details) - Restricted share units				12 Months Ended
	Oct. 01, 2020 ¥ / shares shares	Jun. 05, 2020 ¥ / shares shares	Jan. 20, 2020 ¥ / shares shares	Dec. 31, 2020 shares	Oct. 01, 2020 $ / shares	Jun. 05, 2020 $ / shares	Jan. 20, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				17,995,626
Forfeited (in shares)				(30,000)
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		100,000
Vesting period (in years)		4 years
Fair value of the ordinary share (per share) | (per share)		¥ 26.10				$ 4.00
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	2,059,300
Vesting period (in years)	4 years
Fair value of the ordinary share (per share) | (per share)	¥ 42.35				$ 6.49
Employee options | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			15,836,326
Fair value of the ordinary share (per share) | (per share)			¥ 26.62				$ 4.08
Employee options | Vesting period of one year | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			1 year
Employee options | Vesting period of four years | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			4 years
Employee options | Vesting period of six years | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			6 years